Provisions	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

25	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 1 Jan 2022	164	175	21	99	459
Additions	117	61	4	63	245
Amounts utilised	(124)	(152)	(6)	(34)	(316)
Unused amounts reversed	(35)	(4)	(6)	(23)	(68)
Exchange and other movements	4	(3)	—	(2)	(1)
At 31 Dec 2022	126	77	13	103	319
Contractual commitments[1]
At 1 Jan 2022					103
Net change in expected credit loss provision and other movements					2
At 31 Dec 2022					105
Total Provisions
At 31 Dec 2021					562
At 31 Dec 2022					424

Provisions (excluding contractual commitments)
At 1 Jan 2021	309	237	25	103	674
Additions	91	32	11	86	220
Amounts utilised	(170)	(63)	(10)	(32)	(275)
Unused amounts reversed	(63)	(25)	(6)	(58)	(152)
Exchange and other movements	(3)	(6)	1	—	(8)
At 31 Dec 2021	164	175	21	99	459
Contractual commitments[1]
At 1 Jan 2021					187
Net change in expected credit loss provision and other movements					(84)
At 31 Dec 2021					103
Total Provisions
At 31 Dec 2020					861
At 31 Dec 2021					562
1    The contractual commitments include provision for off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 70.
Restructuring costs
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans made within the group.
Legal proceedings and regulatory matters
Further details of legal proceedings and regulatory matters are set out in Note 32. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim), or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. Regulatory matters refer to investigations, reviews and other actions carried out by, or in response to the actions of, regulatory or law enforcement agencies in connection with alleged wrongdoing.